SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
Investments and Liabilities of the Companys Financial Assets

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of June 30, 2013 and March 31, 2013:

  June 30, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$1,462,607	$-	$1,462,607

March 31, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$398,603	$-	$398,603

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603